GENERAL INFORMATION (Details) SFr / shares in Units, SFr in Thousands	Nov. 12, 2024	May 03, 2024 CHF (SFr) SFr / shares shares	Dec. 31, 2024 SFr / shares shares	Dec. 31, 2023 shares
Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			68,858,888	194
Par value per share (in CHF per share) | SFr / shares			SFr 0.10
Number of shares outstanding, less treasury shares (in shares)		68,759,702
Number of shares outstanding (in shares)		69,759,702	68,858,888	194
Class B Common Shares
Disclosure of classes of share capital [line items]
Par value per share (in CHF per share) | SFr / shares			SFr 0.01
Number of shares outstanding (in shares)		25,977,316	25,977,316
Class A ADS Common Shares
Disclosure of classes of share capital [line items]
Exchange ratio for share conversion	0.2
Class B ADS Common Shares
Disclosure of classes of share capital [line items]
Exchange ratio for share conversion	2.0
Liberty Global Ltd
Disclosure of classes of share capital [line items]
Consideration paid (received) | SFr		SFr 100
Number of shares issued (in shares)		1,000,000
Par value per share (in CHF per share) | SFr / shares		SFr 0.10
Sunrise HoldCo VI BV | Class A Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		68,759,702
Par value per share (in CHF per share) | SFr / shares		SFr 0.10
Sunrise HoldCo VI BV | Class B Common Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		25,977,316
Par value per share (in CHF per share) | SFr / shares		SFr 0.01